Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development	$ 3,111	$ 3,721	$ 23,650	$ 15,866
General and administrative	1,243	727	4,457	2,799
Total operating expenses	4,354	4,448	28,107	18,665
Loss from operations	(4,354)	(4,448)	(28,107)	(18,665)
Interest income	275	246	747	1,318
Other income (expense), net			(2,037)
Net loss	$ (9,579)	$ (4,202)	$ (29,397)	$ (17,347)
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.5)	$ (0.22)	$ (1.53)	$ (0.91)
Weighted-average common shares outstanding, basic (in shares)	19,203,089	19,181,898	19,193,932	19,134,096
Weighted-average common shares outstanding, diluted (in shares)	19,203,089	19,181,898	19,193,932	19,134,096